Note 16 - Redeemable Non-controlling Interest (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, December 31, 2022	$3,487
Net loss attributable to redeemable non-controlling interest	(4,314)
Balance, June 30, 2023	$(827)